TEMPORARY EQUITY (Details Narrative)	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2022 USD ($) Integer $ / shares shares	Jan. 31, 2022 USD ($) $ / shares	Jan. 31, 2021 USD ($)	Oct. 31, 2021 USD ($)	Oct. 31, 2020 USD ($)	Mar. 31, 2021 $ / shares	Nov. 30, 2020 $ / shares	May 31, 2020 $ / shares	Jan. 31, 2020 $ / shares
Subsidiary, Sale of Stock [Line Items]
Stated value			$ 8,550,000	$ 22,233,000	$ 11,066,000
Share purchase price | $ / shares						$ 0.86		$ 0.64
Issue discount	0.05
Proceeds from issuance or estimated offering	$ 4,312,000
Number of votes per share | Integer	30,000
Temporary equity stock stated value accumulated dividends		105.00%
Temporary equity stock stated value accumulated dividends on extension		110.00%
Payments for proceeds from escrow offering	$ 4,750,000
Escrow deposit	500,000	$ 500,000
Temporary equity stock stated value accumulated dividends on extension		105.00%
Temporary equity, carrying amount, attributable to parent	4,225,000	$ 4,225,000
Preferred stock, redemption amount	$ 87,000	$ 87,000
Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock conversion price | $ / shares	$ 0.25	$ 0.25
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Share purchase price | $ / shares							$ 0.35		$ 1.25
Private Placement [Member] | Institutional Investors [Member] | Series D Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Advaxis public offerings, net of offering costs, shares | shares	1,000,000
Stated value	$ 5,000,000
Share purchase price | $ / shares	$ 4.75	$ 4.75